LOAN RECEIVABLE	12 Months Ended
Jun. 30, 2023
LOAN RECEIVABLE

7. LOAN RECEIVABLE

On June 27, 2022, the Company acquired the rights to purchase the assets (the “AuBio Assets”) of AuBio Labs, LLC (the “AuBio Transaction”). The consideration for the AuBio Transaction was $902,020 (US $700,000), of which, $128,860 (US $100,000) was provided on the closing date of the AuBio Transaction, with the remaining $733,160 (US $600,000) to be advanced in tranches of $128,860 (US $100,000) over four months post transaction and $257,720 (US $200,000) to be advanced on November 26, 2022 (the “AuBio Advances”). Upon advancing the final amount, the Company will have the option to convert the AuBio Advances into full ownership of the AuBio Assets. During the year ended June 30, 2023, the Company advanced $135,940 (US $100,000) to Aubio Labs, LLC. Due to the delay in the Company not advancing the remaining AuBio Advances by the specified date, the Company has recorded an allowance for doubtful amount in the amount of $264,800 (US $200,000) during the year ended June 30, 2023. The following table summarizes the loan receivable.

	June 30, 2023 $	June 30, 2022 $
Aggregate amount advanced	264,800	128,860
Allowance for doubtful amount	(264,800)	-
Carrying value	-	128,860